Stockholders' Equity - Common Stock and Preference Shares (Details)		1 Months Ended
	Nov. 29, 2021 USD ($) shares	Nov. 30, 2021 USD ($) shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 item $ / shares shares	Nov. 23, 2021 shares
Common stock, shares authorized			110,000,000	110,000,000
Common stock, par value | $ / shares			$ 0.01	$ 0.01
Net proceeds from public offering | $	$ 21,640,000
Number of votes per share | item				1
Preferred Stock, Par or Stated Value Per Share | $ / shares			$ 0.01	$ 0.01
Preferred Stock, Shares Authorized			11,000,000	11,000,000
Initial public offering
Common stock, shares authorized					110,000,000
Number of common stock shares issued	2,514,000	2,514,000
Net proceeds from public offering | $	$ 21,640,000	$ 21,640,000,000,000
Preferred Stock, Shares Authorized					11,000,000
Maximum
Common stock, shares authorized				110,000,000